UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2008

Date of reporting period: September 30, 2008


Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2008
                                  (unaudited)

                                      Shares     Value (A)
                                     --------- -------------
Common Stocks -- 90.4%

  Consumer -- 18.9%
   Consumer Discretionary -- 5.1%
   Harley-Davidson, Inc. (B)           130,000 $   4,849,000
   Lowe's Companies, Inc.              600,000    14,214,000
   McDonald's Corp.                     75,000     4,627,500
   Newell Rubbermaid Inc.              400,000     6,904,000
   Ryland Group Inc. (B)(C)            343,500     9,109,620
   Target Corp. (C)                    320,000    15,696,000
                                               -------------
                                                  55,400,120
                                               -------------
   Consumer Staples -- 13.8%
   Avon Products, Inc. (C)             375,000    15,588,750
   Bunge Ltd. (B)                      130,000     8,213,400
   Coca-Cola Co.                       200,000    10,576,000
   CVS/Caremark Corp.                  275,000     9,256,500
   Dean Foods Co. (B)                  340,000     7,942,400
   Del Monte Foods Co.               1,300,000    10,140,000
   Hansen Natural Corp. (B)(C)(D)      375,000    11,343,750
   PepsiCo, Inc.                       360,000    25,657,200
   Procter & Gamble Co.                315,000    21,952,350
   Safeway Inc.                        390,000     9,250,800
   Unilever plc ADR                    800,000    21,768,000
                                               -------------
                                                 151,689,150
                                               -------------
  Energy -- 15.9%
   Chevron Corp.                       150,000    12,372,000
   ConocoPhillips                      295,000    21,608,750
   CONSOL Energy Inc.                  200,000     9,178,000
   Exxon Mobil Corp.                   215,000    16,696,900
   Halliburton Co.                     300,000     9,717,000
   Petroleum & Resources
    Corporation (E)                  2,186,774    64,553,568
   Schlumberger Ltd.                   380,000    29,674,200
   Transocean Inc. (D)                  90,000     9,885,600
                                               -------------
                                                 173,686,018
                                               -------------
  Financials -- 11.1%
   Banking -- 9.7%
   Bank of America Corp.               730,000    25,550,000
   Bank of New York Mellon Corp.       403,775    13,154,990
   PNC Financial Services Group,
    Inc. (The)                         200,000    14,940,000
   Prosperity Bancshares, Inc.         250,000     8,497,500
   State Street Corp.                  260,000    14,788,800
   Visa Inc.                           170,000    10,436,300
   Wells Fargo & Co. (B)               225,000     8,444,250
   Wilmington Trust Corp. (B)          363,000    10,465,290
                                               -------------
                                                 106,277,130
                                               -------------

                                       Shares     Value (A)
                                     --------- -------------
   Insurance -- 1.4%
   Prudential Financial, Inc. (B)      210,000 $  15,120,000
                                               -------------

  Health Care -- 12.9%
   Abbott Laboratories                 320,000    18,425,600
   Bristol-Myers Squibb Co. (B)        345,000     7,193,250
   Genentech, Inc. (D)                 220,000    19,509,600
   Johnson & Johnson                   255,000    17,666,400
   Medtronic, Inc.                     310,000    15,531,000
   Pfizer Inc.                       1,120,000    20,652,800
   Senomyx, Inc. (D)                   984,400     4,459,332
   Teva Pharmaceutical Industries
    Ltd. ADR                           370,000    16,942,300
   Wyeth Co.                           325,000    12,005,500
   Zimmer Holdings, Inc. (D)           140,000     9,038,400
                                               -------------
                                                 141,424,182
                                               -------------
  Industrials -- 13.3%
   Cintas Corp.                        300,000     8,613,000
   Curtiss-Wright Corp. (B)            360,000    16,362,000
   Emerson Electric Co.                300,000    12,237,000
   General Electric Co.              1,388,000    35,394,000
   Harsco Corp.                        125,000     4,648,750
   Illinois Tool Works Inc.            250,000    11,112,500
   Masco Corp. (B)                     450,000     8,073,000
   Oshkosh Corp.                       305,000     4,013,800
   3M Co.                              160,000    10,929,600
   Spirit AeroSystems Holdings,
    Inc. (D)                           550,000     8,838,500
   Tata Motors Ltd. ADR              1,000,000     7,660,000
   United Technologies Corp.           300,000    18,018,000
                                               -------------
                                                 145,900,150
                                               -------------
  Information Technology -- 11.5%
   Communication Equipment -- 0.7%
   Corning Inc.                        500,000     7,820,000
                                               -------------
   Computer Related -- 8.7%
   Automatic Data Processing Inc.      300,000    12,825,000
   Cisco Systems, Inc. (D)             850,000    19,176,000
   Dell Inc. (D)                       585,000     9,640,800
   Microsoft Corp.                   1,180,000    31,494,200
   Oracle Corp. (D)                  1,100,000    22,341,000
                                               -------------
                                                  95,477,000
                                               -------------
   Electronics -- 2.1%
   Broadcom Corp. (D)                  400,000     7,452,000
   Intel Corp.                         840,000    15,733,200
                                               -------------
                                                  23,185,200
                                               -------------

                                                                             9

--------------------------------------------------------------------------------

                              September 30, 2008
                                  (unaudited)

                                    Shares/
                                   Prin. Amt    Value (A)
                                  ----------- --------------
  Materials -- 2.8%
   Air Products and Chemicals,
    Inc.                              230,000 $   15,752,700
   du Pont (E.I.) de Nemours
    and Co. (C)                       360,000     14,508,000
                                              --------------
                                                  30,260,700
                                              --------------
  Telecom Services -- 1.0%
   AT&T Corp.                         400,000     11,168,000
                                              --------------

  Utilities -- 3.0%
   MDU Resources Group, Inc.          562,500     16,312,500
   Northeast Utilities                350,000      8,977,500
   Spectra Energy Corp. (B)           305,780      7,277,564
                                              --------------
                                                  32,567,564
                                              --------------
Total Common Stocks
 (Cost $870,586,260)                             989,975,214
                                              --------------
Short-Term Investments -- 9.1%
   U.S. Government Obligations -- 2.0%
   U.S. Treasury Bills,
    1.87%, due 11/13/08 (F)       $22,500,000     22,449,744
                                              --------------
   Time Deposit -- 0.0%
   Bank of America,
    3.47%, due 10/1/08                               305,631
                                              --------------
   Commercial Paper -- 7.1%
   American Express Credit
    Corp., 2.42 - 2.50%, due
    10/9/08 - 10/20/08             $6,600,000      6,594,809

                                      Prin. Amt.     Value (A)
                                      ----------- --------------
   Chevron Funding Corp.,
    2.20 - 2.30%, due
    10/16/08 - 10/21/08               $10,700,000 $   10,687,772
   Coca-Cola Corp., 2.10%, due
    10/29/08                            7,200,000      7,188,240
   General Electric Capital Corp.,
    2.15% - 2.30%, due
    10/1/08 - 10/7/08                  15,000,000     14,997,962
   Prudential Funding, LLC,
    2.33 - 2.60%, due
    10/9/08 - 10/28/08                 14,400,000     14,381,636
   Toyota Motor Credit Corp.,
    2.22 - 2.35%, due
    10/7/08 - 10/28/08                 15,000,000     14,986,490
   United Parcel Service, Inc.,
    1.35%, due 10/30/08                 8,400,000      8,390,865
                                                  --------------
                                                      77,227,774
                                                  --------------
Total Short-Term Investments
 (Cost $99,983,149)                                   99,983,149
                                                  --------------
Total Securities Lending Collateral -- 7.7%
 (Cost $83,987,981)
   Brown Brothers Investment
    Trust, 2.32% (G)                                  83,987,981
                                                  --------------

Total Investments -- 107.2%
 (Cost $1,054,557,390)                             1,173,946,344
  Cash, receivables, prepaid pension cost,
   prepaid expenses and other assets, less
   liabilities -- (7.2)%                             (79,324,327)
                                                  --------------
Net Assets -- 100%                                $1,094,622,017
                                                  ==============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)A portion of shares held are on loan. See note 8 to financial statements.
(C)All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $3,961,650.
(D)Presently non-dividend paying.
(E)Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(F)All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate value to deliver upon exercise of $3,400,000.
(G)Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

                               PORTFOLIO SUMMARY

--------------------------------------------------------------------------------

                              September 30, 2008
                                  (unaudited)


  Ten Largest Portfolio Holdings

                                            Market Value % of Net Assets
                                            ------------ ---------------
        Petroleum & Resources Corporation*  $ 64,553,568       5.9%
        General Electric Co.                  35,394,000       3.2
        Microsoft Corp.                       31,494,200       2.9
        Schlumberger Ltd.                     29,674,200       2.7
        PepsiCo, Inc.                         25,657,200       2.4
        Bank of America Corp.                 25,550,000       2.3
        Oracle Corp.                          22,341,000       2.1
        Procter & Gamble Co.                  21,952,350       2.0
        Unilever plc ADR                      21,768,000       2.0
        ConocoPhillips                        21,608,750       1.9
                                            ------------      ----
          Total                             $299,993,268      27.4%
        ----------------------------------------------------------------

 *Non-controlled affiliate


  Sector Weightings

       [CHART]

Consumer                 18.9%
Energy                   15.9%
Financials               11.1%
Health Care              12.9%
Industrials              13.3%
Information Technology   11.5%
Materials                 2.8%
Telecom Services          1.0%
Utilities                 3.0%
Short-Term Investments    9.1%

                                                                             11

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                              September 30, 2008
                                  (unaudited)

 Contracts                                            Contract
(100 shares                                    Strike Expiration
   each)                Security               Price   Date        Value
--------------------------------------------------------------------------

                            COVERED CALLS
     250    Avon Products, Inc................  $ 45  Nov   08    $ 32,500
     200    du Pont (E.I.) de Nemours and Co..    55  Oct   08       2,000
     200    Hansen Natural Corp...............    50  Dec   08      21,000
     200    Ryland Group Inc..................    50  Oct   08       1,000
     200    Target Corp.......................    65  Jan   09      16,000
   -----                                                          --------
   1,050                                                            72,500
   -----                                                          --------

                         COLLATERALIZED PUTS
     200    Coca-Cola Co......................    50  Oct   08      11,000
     200    Coca-Cola Co......................    45  Nov   08       7,000
     200    Hansen Natural Corp...............    15  Dec   08      42,000
     150    McDonald's Corp...................    55  Dec   08      24,000
     250    Oshkosh Corp......................    15  Oct   08      65,000
   -----                                                          --------
   1,000                                                           149,000
   -----                                                          --------
                                                                  $221,500
                                                                  ========



12



         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.


Affiliated Companies-Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.


Security Transactions and Investment Income-Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to stockholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.


Security Valuation-Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost which approximates fair value. Purchased and written options are valued at the last quoted asked price.

The Company adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. There was no impact on the fair value of assets individually or in aggregate upon adoption. In accordance with FAS 157, fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements, summarized as follows:

  .     Level  1 -- fair value is determined based on market
     data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  .     Level  2  --  fair value is determined  using  other
     assumptions obtained from independent sources; for example, quoted prices for similar investments,
  .    Level 3 -- fair value is determined using the Company's
     own assumptions, developed based on the best information available in the circumstances.

The   Company's  investments  at  September  30,  2008   are
classified as follows:

                             Investment in
                              securities    Written options
                            --------------  ---------------
                    Level 1   $989,975,214     $221,500
                    Level 2    183,971,130*         --
                    Level 3       --                --
                    ---------------------------------------
                    Total   $1,173,946,344     $221,500

------------------------------------------------------------

* Consists of short-term investments and securities lending collateral.


For federal income tax purposes, the identified cost of securities at September 30, 2008 was $1,054,070,139 and net unrealized appreciation aggregated $119,876,205, of which the related gross unrealized appreciation and depreciation were $268,342,031 and $148,465,826, respectively.


8. Portfolio Securities Loaned
The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in an investment trust fund that may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2008, the Company had securities on loan of $86,018,707 and held cash collateral of $83,987,981; additional collateral was delivered the next business day in accordance with the procedure described above. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of October 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of October 24, 2008, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.
The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   October 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   October 24, 2008


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   October 24, 2008